NICHOLAS INCOME FUND, INC.
                                              February 25, 2000
Report to Fellow Shareholders:

     Nicholas Income Fund had a total return of (0.07)% for calendar year 1999. While not pleasing, this flat return was better than government bonds and other high-grade fixed-income securities.

     Returns for Nicholas Income Fund and selected indices are provided in the chart below for the periods ended December 31, 1999.

                                             Average Annual Total Return*
                                             ----------------------------

                                             1 Year   5 Year  10 Years  15 Years
                                             ------   ------  --------  --------
  Nicholas Income Fund, Inc.
  (Distributions Reinvested) .............  (0.07)%    8.19%    8.43%     8.93%
  Lehman Brothers U.S. Corporate
  Intermediate High Yield Bond Index......    2.64%    8.96%   10.46%    10.77%
  Consumer Price Index (Inflation)........    2.68%    2.36%    2.93%     3.18%
  Ending value of $10,000 invested in
  Nicholas Income Fund, Inc.
  (Distributions Reinvested)..............   $9,993   $14,826  $22,462  $36,089


     Total net assets of the Fund were $203 million at December 31, 1999. Cash and equivalents were 3.58% at year end. Results in 1999 were hurt by rising interest rates (which depress bond prices) and poor performing real estate investment trust stocks. It appears likely the Federal Reserve Board will continue to raise short-term rates which will continue to impact the Fund.

     At December 31, 1999, 26% of the Fund's bonds were rated BB by Standard & Poor's and 69% were rated B. Nicholas Income Fund tends to have higher quality bonds than the average high-yield bond fund. This will likely cause the Fund to fluctuate less than other funds in its category in both "up" and "down" markets.

     Lastly, because of declining debt security prices last year and into 2000, the Nicholas Income Fund is yielding a very high current return. The Fund's 30-day annualized yield was 10.93%* at December 31, 1999.

     Thank you for your investment in the Fund. Please call if you have any questions.


                                   Sincerely,

                                   /S/ Albert O. Nicholas

                                   Albert O. Nicholas
                                   President



* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost.



Financial Highlights
(For a share outstanding throughout the period)
------------------------------------------------------------------------------

                                                                  Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                             1999      1998      1997      1996      1995      1994      1993      1992      1991      1990
                             ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
NET ASSET VALUE,
   BEGINNING OF PERIOD...   $3.39     $3.69     $3.53     $3.42     $3.21     $3.52     $3.38     $3.34     $3.01     $3.44
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income..     .33       .32       .30       .30       .30       .30       .30       .31       .35       .39
  Net gains (losses) on
   securities (realized
   and unrealized).......    (.33)     (.30)      .15       .11       .21      (.31)      .13       .03       .33      (.43)
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
    Total from investment
     operations..........      --       .02       .45       .41       .51      (.01)      .43       .34       .68      (.04)
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----

  LESS DISTRIBUTIONS:*
  From net
   investment income.....    (.33)     (.32)     (.29)     (.30)     (.30)     (.30)     (.29)     (.30)     (.35)     (.39)
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----

NET ASSET VALUE, END OF
   PERIOD................   $3.06     $3.39     $3.69     $3.53     $3.42     $3.21     $3.52     $3.38     $3.34     $3.01
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----

TOTAL RETURN............. (0.07)%     0.47%    13.13%    12.37%    16.16%   (0.17)%    12.95%    10.33%    23.05%   (1.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (millions)..............  $202.8    $239.4    $254.2    $185.7    $162.1    $140.9    $158.3    $119.1     $79.9     $60.6
Ratio of expenses to
 average net assets......    .50%      .48%      .50%      .55%      .58%      .59%      .62%      .69%      .76%      .77%
Ratio of net investment
 income to average net
 assets..................   9.81%     8.69%     8.29%     8.55%     8.72%     8.75%     8.42%     9.23%    10.70%    11.74%
Portfolio turnover rate..   47.2%     49.3%     32.2%     33.2%     29.2%     29.2%     39.1%     56.1%     27.5%     40.4%

* No capital gains were distributed for the periods presented.



The accompanying notes to financial statements are an integral part of these statements.

Top Ten Issuers
December 31, 1999 (unaudited)
-----------------------------------------------------------------------------

                                           Percentage
Name                                      of Net Assets
----                                      -------------
Triton Energy Limited ....................... 3.99%
Perkins Family Restaurants, L.P. ............ 3.98%
Advanced Micro Devices, Inc. ................ 3.94%
Polaroid Corporation ........................ 3.91%
Hollinger International, Inc. ............... 3.91%
Parker Drilling Company ..................... 3.86%
KinderCare Learning Centers, Inc. ........... 3.85%
NEXTLINK Communications, Inc. ............... 3.85%
Sequa Corp. ................................. 3.82%
Fisher Scientific International Inc. ........ 3.78%
                                             ------
Total of top ten ........................... 38.89%
                                             ------
                                             ------

Schedule of Investments
December 31, 1999
------------------------------------------------------------------------------

                                                                       Quoted
Shares or                                                              Market
Principal                                                              Value
  Amount                                                              (Note A)
---------                                                         ------------
NON-CONVERTIBLE BONDS -- 86.70%
            Consumer Cyclicals - Products -- 13.00%
$7,000,000  Brown Shoe Company, Inc.
             9.50%, 10/15/06 .................................... $  7,000,000
 3,700,000  Outboard Marine Corp.
             8.625%, 03/15/01 ...................................    3,703,992
 8,000,000  Polaroid Corporation
             11.50%, 02/15/06 ...................................    7,920,000
 8,000,000  Sequa Corp.
             9.00%, 08/01/09 ....................................    7,740,000
                                                                  ------------
                                                                    26,363,992
                                                                  ------------

            Consumer Cyclicals - Services -- 10.79%
 5,875,000  Greyhound Lines, Inc.
             11.50%, 04/15/07 ...................................    6,521,573
 8,000,000  KinderCare Learning Centers, Inc.
             9.50%, 02/15/09 ....................................    7,800,000
 8,000,000  United Rentals, Inc.
             9.00%, 04/01/09 ....................................    7,560,000
                                                                  ------------
                                                                    21,881,573
                                                                  ------------

            Communication Services -- 16.20%
 7,000,000  Adelphia Communications Corp.
             9.375%, 11/15/09 ...................................    6,860,000
 7,000,000  Call-Net Enterprises, Inc.
             9.375%, 05/15/09 ...................................    5,757,500
 8,000,000  Level 3 Communications, Inc.
             9.125%, 05/01/08 ...................................    7,540,000
 8,000,000  NEXTLINK Communications, Inc.
             9.625%, 10/01/07 ...................................    7,800,000
 5,000,000  Nextel Communications, Inc.
             9.375%, 11/15/09 ...................................    4,900,000
                                                                  ------------
                                                                    32,857,500
                                                                  ------------

            Consumer Staples -
             Drug, Retail, Food & Beverage -- 12.60%
 3,000,000  Chiquita Brands International, Inc.
             10.25%, 11/01/06 ...................................    2,175,000
 1,000,000  Chiquita Brands International, Inc.
             9.625%, 01/15/04 ...................................      740,000
 3,000,000  Chiquita Brands International, Inc.
             9.125%, 03/01/04 ...................................    2,205,000
 4,000,000  Fleming Companies, Inc.
             10.50%, 12/01/04 ...................................    3,670,000
 4,000,000  Fleming Companies, Inc.
             10.625%, 07/31/07 ..................................    3,610,000
 8,000,000  Perkins Family Restaurants, L.P.
             10.125%, 12/15/07 ..................................    8,080,000
 5,000,000  Stater Brothers Holdings, Inc.
             10.75%, 08/15/06 ...................................    5,062,500
                                                                  ------------
                                                                    25,542,500
                                                                  ------------

            Consumer Staples -
             Media & Entertainment -- 11.53%
 8,000,000  AMC Entertainment Inc.
             9.50%, 03/15/09 ....................................    7,120,000
 7,000,000  Cinemark USA, Inc.
             9.625%, 08/01/08 ...................................    6,300,000
 8,000,000  Hollinger International, Inc.
             9.25%, 02/01/06 ....................................    7,920,000
 2,000,000  Young Broadcasting Inc.
             10.125%, 02/15/05 ..................................    2,047,500
                                                                  ------------
                                                                    23,387,500
                                                                  ------------

            Energy -- 11.55%
 7,850,000  Canadian Forest Oil Ltd.
             8.75%, 09/15/07 ....................................    7,506,562
 8,000,000  Parker Drilling Company
             9.75%, 11/15/06 ....................................    7,820,000
 8,000,000  Triton Energy Limited
             9.25%, 04/15/05 ....................................    8,100,000
                                                                  ------------
                                                                    23,426,562
                                                                  ------------

            Health Care - Services -- 7.09%
 8,000,000  Fisher Scientific International Inc.
             9.00%, 02/01/08 ....................................    7,670,000
 7,000,000  Quorum Health Group, Inc.
             8.75%, 11/01/05 ....................................    6,702,500
                                                                  ------------
                                                                    14,372,500
                                                                  ------------

            Technology - Products -- 3.94%
 8,000,000  Advanced Micro Devices, Inc.
            11.00%, 08/01/03 ....................................    7,980,000
                                                                  ------------

                TOTAL NON-CONVERTIBLE BONDS
                 (cost $185,276,856) ............................  175,812,127
                                                                  ------------
CONVERTIBLE BONDS -- 1.04%
$  750,000  Assisted Living Concepts, Inc.
             6.00%, 11/01/02 .................................... $    447,188
 2,781,000  Emeritus Corporation
             6.25%, 01/01/06 ....................................    1,658,171
                                                                  ------------
                TOTAL CONVERTIBLE BONDS
                 (cost $2,810,730) ..............................    2,105,359
                                                                  ------------

STOCKS -- 8.68%
            Consumer Staples -
             Drug, Retail, Food & Beverage -- 1.86%
   265,000  Glacier Water Trust I
             Preferred, 9.0625%, 01/31/28 .......................    3,776,250
                                                                  ------------

            Financial - Banks & Diversified Financials -- 0.00%
     5,000  Homestead Savings Convertible
             Preferred, Series A, $2.95 * .......................        5,000
                                                                  ------------

            Financial - Real Estate Investment Trusts -- 6.82%
   120,000  Healthcare Realty Trust Inc. ........................    1,875,000
   300,000  National Health Investors, Inc. .....................    4,462,500
   611,828  National Health Realty, Inc. ........................    5,047,581
   160,000  Omega Healthcare Investors, Inc. ....................    2,030,000
    20,500  Reckson Associates Realty Corp.
             Convertible Preferred, 7.625%, Series A ............      407,438
                                                                  ------------
                                                                    13,822,519
                                                                  ------------
                TOTAL STOCKS
                 (cost $29,627,813) .............................   17,603,769
                                                                  ------------
SHORT-TERM INVESTMENTS -- 0.96%
            Variable Rate Demand Note -- 0.96%
 1,939,776  Firstar Bank U.S.A., N.A.
             6.16%, due January 3, 2000
              (cost $1,939,776) .................................    1,939,776
                                                                  ------------

                TOTAL INVESTMENTS
                 (cost $219,655,175) -- 97.38% ..................  197,461,031
                                                                  ------------

            OTHER ASSETS,
             NET OF LIABILITIES -- 2.62% ........................    5,313,637
                                                                  ------------

                TOTAL NET ASSETS
                 (Basis of percentages
                 disclosed above) -- 100.00% .................... $202,774,668
                                                                  ------------
                                                                  ------------


* This security has been classified as non-income producing.


  The accompanying notes to financial statements are an integral part of this statement.




Statement of Assets and Liabilities
December 31, 1999
------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (cost $219,655,175) (Note A) ...........     $197,461,031

     Interest and dividends receivable ................................................        5,452,340
                                                                                            ------------
               Total assets ...........................................................      202,913,371
                                                                                            ------------
LIABILITIES:
     Payables-
          Management fee (Note B) .....................................................           69,712
          Other payables and accrued expenses .........................................           68,991
                                                                                            ------------
               Total liabilities ......................................................          138,703
                                                                                            ------------
               Total net assets .......................................................     $202,774,668
                                                                                            ------------
                                                                                            ------------


NET ASSETS CONSIST OF:
     Fund shares issued and outstanding ...............................................     $237,289,407
     Net unrealized depreciation on investments (Note C) ..............................      (22,194,144)
     Accumulated net realized losses on investments ...................................      (13,062,027)
     Accumulated undistributed net investment income ..................................          741,432
                                                                                            ------------
                                                                                            $202,774,668
                                                                                            ------------
                                                                                            ------------

NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price ($202,774,668 / 66,314,898
     shares outstanding) ..............................................................            $3.06
                                                                                                   -----
                                                                                                   -----

          The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the Year Ended December 31, 1999
-------------------------------------------------------------------------------

INCOME: (Note A)
     Interest .....................................    $ 19,127,891
     Dividends ....................................       2,967,088
     Other ........................................       1,078,240
                                                        -----------
          Total income ............................      23,173,219
                                                        -----------
EXPENSES:
     Management fee (Note B) ......................         821,950
     Transfer agent fees ..........................         131,516
     Legal fees ...................................          62,856
     Postage and mailing ..........................          32,146
     Audit and tax consulting fees ................          16,200
     Printing .....................................          14,392
     Registration fees ............................          13,846
     Directors' fees ..............................          12,000
     Custodian fees ...............................          10,696
     Pricing service fees .........................           8,062
     Telephone ....................................           2,663
     Insurance ....................................           2,632
     Other operating expenses .....................           2,786
                                                        -----------
          Total expenses ..........................       1,131,745
                                                        -----------
          Net investment income ...................      22,041,474
                                                        -----------

NET REALIZED LOSS ON INVESTMENTS ..................      (9,476,444)

NET INCREASE IN UNREALIZED DEPRECIATION
  ON INVESTMENTS ..................................     (12,577,039)
                                                        -----------
          Net realized and unrealized
           loss on investments ....................     (22,053,483)
                                                        -----------
          Net decrease in net assets
          resulting from operations ...............    $    (12,009)
                                                        -----------
                                                        -----------



       The accompanying notes to financial statements are an integral part of this statement.


Statements of Changes in Net Assets
For the years ended December 31, 1999 and 1998
-------------------------------------------------------------------------------

                                                                              1999                  1998
                                                                          ------------         -------------
OPERATIONS:
     Net investment income...........................................     $ 22,041,474          $ 22,352,579
     Net realized gain (loss) on investments.........................       (9,476,444)            1,478,353
     Net increase in unrealized depreciation on investments..........      (12,577,039)          (23,042,691)
                                                                          ------------         -------------
          Net increase (decrease) in net assets resulting
           from operations...........................................          (12,009)              788,241
                                                                          ------------         -------------


DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
       ($0.3312 and $0.3155 per share, respectively).................      (22,043,838)          (22,331,451)
                                                                          ------------         -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (13,812,153 and 18,725,675
       shares, respectively).........................................       45,693,672            67,790,328
     Reinvestment of distributions
       (5,210,003 and 4,867,962 shares, respectively)................       16,763,222           16,989,161
     Cost of shares redeemed (23,298,958 and 21,806,858
       shares, respectively).........................................      (77,046,234)         (78,022,412)
                                                                          ------------         ------------
          Increase (decrease) in net assets derived from
            capital share transactions...............................      (14,589,340)           6,757,077
                                                                          ------------         ------------
          Total decrease in net assets...............................      (36,645,187)         (14,786,133)
                                                                          ------------         ------------

NET ASSETS:
      Beginning of year (including undistributed net
        investment income of $743,796 and $722,668, respectively)....      239,419,855          254,205,988
                                                                          ------------         ------------
     End of year (including undistributed net
       investment income of $741,432 and $743,796, respectively).....     $202,774,668         $239,419,855
                                                                          ------------         ------------
                                                                          ------------         ------------



             The accompanying notes to financial statements.
                 are an integral part of these statements.


Notes to Financial Statements
December 31, 1999
-----------------------------------------------------------------------------

Note A -- Summary of significant accounting policies:

     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Equity securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price is used. U.S. Treasury Bills and commercial paper, if any, are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Variable rate demand notes are valued at cost which approximates market value. Investments for which market quotations are not readily available are valued at their fair value.

      Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are generally declared and paid on a quarterly basis. Net realized gains on investments, if any, are declared and distributed at least annually.

     Income taxes -- No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all net investment income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes.

     Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note B -- Management Fees

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

    At December 31, 1999, liabilities of the Fund included $69,712 payable to the investment adviser.


Note C -- Investment portfolio transactions:

     At December 31, 1999, the net unrealized depreciation was as follows (the Fund's book and federal income tax cost of investment assets were substantially identical):

              Aggregate gross unrealized appreciation for all
               investments in which there was an excess of
               value over tax cost.........................      $    574,482


              Aggregate gross unrealized depreciation for all
               investments in which there was an excess of
               tax cost over value.........................       (22,768,626)
                                                                  -----------


                    Net unrealized depreciation............      $(22,194,144)
                                                                  -----------
                                                                  -----------


    As of December 31, 1999, the Fund has approximately $13,062,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $2,081,000 will expire in 2000, $1,505,000 in 2003, and $9,476,000 in 2007

     For the year ended December 31, 1999, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $98,561,506 and $111,860,015, respectively.


Independent Auditors' Report

To the Board of Directors and Shareholders of Nicholas Income Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities of Nicholas Income Fund , Inc.(the "Fund"), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the ten year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted accounting standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the Fund's custodian. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Nicholas Income Fund, Inc. as of December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the years presented, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 11, 2000


Historical Record (unaudited)
------------------------------------------------------------------------------

                                             Net Investment     Growth of
                                  Net           Income         An Initial
                              Asset Value     Distributions      $10,000
                               Per Share        Per Share      Investment**
                              -----------     -------------    ------------
November 21, 1977 *..........   $5.10            $   --          $10,000
December 31, 1987............    3.64             0.4660          22,560
December 31, 1988............    3.68             0.3710          25,164
December 31, 1989............    3.44             0.3830          26,155
December 31, 1990............    3.01             0.3970          25,886
December 31, 1991............    3.34             0.3460          31,853
December 31, 1992............    3.38             0.2955          35,143
December 31, 1993............    3.52             0.2890          39,695
December 31, 1994............    3.21             0.3010          39,626
December 31, 1995............    3.42             0.2950          46,029
December 31, 1996............    3.53             0.2960          51,721
December 31, 1997............    3.69             0.2903          58,514
December 31, 1998............    3.39             0.3155          58,788
December 31, 1999............    3.06             0.3312(a)       58,749


  * Initial date under Nicholas Company, Inc. management.
 ** Assuming reinvestment of distributions.
    The Fund distributed no capital gains for the time periods listed.

(a) Paid $0.0770 in net investment income on April 23, 1999 to shareholders of record April 22, 1999.

    Paid $0.0820 in net investment income on July 22, 1999 to shareholders of record July 21, 1999.

    Paid $0.0877 in net investment income on October 21, 1999 to shareholders of record October 20, 1999.

    Paid $0.0845 in net investment income on December 30, 1999 to shareholders of record December 29, 1999.



OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS
President and Director

FREDERICK F. HANSEN
Director

JAY H. ROBERTSON
Director

MELVIN L. SCHULTZ
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

JEFFREY T. MAY
Senior Vice President and Treasurer

DAVID O. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

KATHLEEN A. EVANS
Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
FIRSTAR MUTUAL FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
FIRSTAR INSTITUTIONAL CUSTODY SERVICES
Milwaukee, Wisconsin

Auditors
DELOITTE & TOUCHE LLP
Chicago, Illinois

Counsel
MICHAEL, BEST & FRIEDRICH LLP
Milwaukee, Wisconsin





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ANNUAL REPORT

NICHOLAS INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

December 31, 1999